OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.
                      Supplement dated April 2, 2001 to the
           Statement of Additional Information dated February 8, 2001, revised March 1, 2001

         The Statement of Additional Information is hereby amended as follows:

1. Effective as of April 1, 2001, George Loft retired as a Director of the Fund. The biography for George Loft set forth in the section titled "How the Fund is Managed - Directors and Officers of the Fund" is eliminated.


         2. Effective as of April 1, 2001, Brian Wruble was appointed a Director of the Fund. The following biography is added to the section titled "How the Fund is Managed - Directors and Officers of the Fund":

                  Brian Wruble, Director, Age: 57
                  Two World Trade Center, New York, New York 10048
                  General Partner, Odyssey Partners, L.P. (investment partnership) (1995-present); Special Limited Partner, Odyssey Investment Partners, LLC (private equity investment) (1999-present) and was Managing Principal, Odyssey Investment Partners, LLC from 1997-1998; Governor, Association of Investment Management and Research ("AIMR") (1992-1998); Trustee, Research Foundation of AIMR (1994-1995) (2000-present); Trustee, Institute of Chartered Financial Analysts (1992-1998); Trustee, Institute for Advanced Study (1992-present); Governor, Jerome Levy Economics Institute of Bard College (1990-present), Board of Governing Trustees, The Jackson Laboratory (1999-present); Board of Incorporators, The Jackson Laboratory (1991-1998); Director, Ray & Berendston, Inc. (2000-present).

     3. The biography for Thomas W. Courtney is hereby amended to read as follows:

                  Thomas W. Courtney, Director; Age 67
                  833 Wyndemere Way, Naples, Florida 34105
                  Principal of Courtney Associates, Inc. (venture capital firm); former General Partner of Trivest Venture Fund (private venture capital fund); former President of Investment Counseling Federated Investors, Inc.; Trustee of Cash Assets Trust, a money market fund; Director of OCC Cash Reserves, Inc., and Trustee of OCC Accumulation Trust, both of which are open-end investment companies; Trustee of Hawaiian Tax-Free Trust and Tax Free Trust of Arizona, tax-exempt bond funds; former Director of Financial Analysts Federation.

4. The compensation table set forth in the section titled "How the Fund is Managed - Directors and Officers of the Fund-Remuneration of Directors" is hereby deleted and replaced with the following:


---------------------------- ---------------------------- ---------------------------- --------------------------------
                                                                                       Total Compensation
Director's Name              Aggregate Compensation       Retirement Benefits          From all Oppenheimer
                             From the Fund 1              Accrued as Part of Fund      Quest/Rochester Funds
                                                          Expenses                     (10 Funds)2
---------------------------- ---------------------------- ---------------------------- --------------------------------
---------------------------- ---------------------------- ---------------------------- --------------------------------
Paul Y. Clinton              $2,311                       $0                           $116,1893
---------------------------- ---------------------------- ---------------------------- --------------------------------
---------------------------- ---------------------------- ---------------------------- --------------------------------
Thomas W. Courtney           $2,310                       $0                           $116,1893
---------------------------- ---------------------------- ---------------------------- --------------------------------
---------------------------- ---------------------------- ---------------------------- --------------------------------
Robert G. Galli              $2,310                       $0                           $191,1344
---------------------------- ---------------------------- ---------------------------- --------------------------------
---------------------------- ---------------------------- ---------------------------- --------------------------------
Lacy B. Herrmann             $2,310                       $0                           $116,1893
---------------------------- ---------------------------- ---------------------------- --------------------------------
---------------------------- ---------------------------- ---------------------------- --------------------------------
George Loft                  $2,310                       $0                           $96,1143,5
---------------------------- ---------------------------- ---------------------------- --------------------------------

     1. Aggregate compensation includes fees, deferred compensation, if any, and retirement plan benefits accrued for a Trustee or Director.

     2. For the 2000 calendar year.

     3. Total compensation for the 2000 calendar year includes compensation paid by OCC Cash Reserves, Inc. and OCC Accumulation Trust (which in the aggregate consist of 16 portfolios, of which 12 are currently offered), funds for which the Sub-Advisor acts as the investment advisor. These funds are not affiliated with the Oppenheimer funds, the Manager or the Distributor. The amount of the aggregate compensation paid to Messrs. Clinton, Courtney, Herrmann and Loft by these funds was as follows: Mr. Clinton, $29,750; Mr. Courtney, $29,750; Mr. Herrmann, $29,750; and Mr. Loft, $6,675.

     4. Total compensation for the 2000 calendar year also includes compensation received for serving as a Trustee or Director of 30 other Oppenheimer funds.

     5. Mr. Loft retired as a Director of the Fund effective April 1, 2001.



April 2, 2001                                                    PXO835.008